Leases Operating lease maturity schedule under ASC 840 (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 9,214
2020	7,204
2021	4,577
2022	4,393
2023	4,179
Thereafter	14,878
Total future minimum lease payments	$ 44,445